Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Presents the carrying amounts and estimated fair values of the Company's financial instruments for which the carrying values on the Consolidated Balance Sheet are different from their fair values

The following table provides the carrying amounts and estimated fair values of the Company's financial instruments as at December 31, 2014 and December 31, 2013 for which the carrying values on the Consolidated Balance Sheet are different from their fair values:

In millions	December 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets
Investments (Note 8)	$58	$183	$57	$164
Financial liabilities
Total debt (Note 10)	$8,409	$9,767	$7,840	$8,683